Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of administrative expenses

	2021	2020	2019
Professional services	(6,439)	(7,351)	(5,852)
IT and telecom services	(1,762)	(1,085)	(1,262)
Depreciation of right-of-use assets	(1,201)	(1,026)	(1,273)
Travel expenses	(1,137)	(1,586)	(2,760)
Depreciation of property and equipment	(582)	(654)	(847)
Occupancy expenses	(578)	(977)	(1,339)
Taxes and contributions	(340)	(189)	(358)
Brand amortization	(253)	—	—
Marketing and events	(338)	(495)	(709)
Materials and supplies	(191)	(153)	(227)
Software amortization	(164)	(84)	(96)
Other administrative expenses	(1,400)	(1,027)	(979)

Administrative expenses	(14,385)	(14,627)	(15,702)